Related Party Transactions - Principal Transactions and Amounts Due From/To China Telecom Group (Detail) - China Telecom Group [member] - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of transactions between related parties [Line Items]
Construction and engineering services	¥ 16,396	¥ 18,672	¥ 18,936
Receiving ancillary services	16,744	16,072	13,938
Interconnection revenues	80	48	60
Interconnection charges	204	193	232
Receiving community services	3,296	3,028	2,871
Net transaction amount of centralized services	519	727	523
Property lease income	48	53	36
Property lease expenses	713	654	559
Provision of IT services	531	642	312
Receiving IT services	1,895	1,812	1,597
Purchases of telecommunications equipment and materials	3,760	4,248	5,199
Sales of telecommunications equipment and materials	2,760	3,291	2,786
Internet applications channel services	298	344	332
Interest on amounts due to and loans from China Telecom Group	2,099	2,720	2,928
Others	186	190	¥ 176
Accounts receivable	1,327	1,502
Contract assets	24
Prepayments and other current assets	1,035	774
Total amounts due from related party	2,386	2,276
Accounts payable	20,983	22,682
Accrued expenses and other payables	2,171	1,838
Contract liabilities	145
Short-term debt	8,584	19,098
Long-term debt	37,000	40,000
Total amounts due to related party	¥ 68,883	¥ 83,618